Note 5 - Personnel Expenses, Including Share-based Remuneration (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of personnel expenses including share-based remuneration [text block]
	Year ended December 31,
[US$ thousands]	2019	2020	2021
Salaries, including bonuses	42,185	40,301	43,440
Social security tax, excluding amounts related to share-based remuneration	3,774	4,624	5,371
External temporary hires	2,474	7,090	8,617
Defined contribution pension expense	3,616	3,279	4,477
Other personnel-related expenses	4,345	2,103	2,080
Total personnel expenses, excluding share-based remuneration	56,395	57,397	63,984
Share-based remuneration, including related social security tax	5,928	4,706	10,466
Total personnel expenses, including share-based remuneration	62,323	62,103	74,450

Disclosure of research and development expense [text block]
	Year ended December 31,
[US$ thousands]	2019	2020	2021
Total research and development expenditure	34,143	38,736	44,055
Less: Capitalized development expenditure excluded from personnel expenses (Note 11)	4,056	7,110	4,862
Net expensed research and development expenditure	30,087	31,626	39,193

Disclosure of information about key management personnel [text block]
	Year ended December 31,
[US$ thousands]	2019	2020	2021
Short-term employee benefits	2,121	2,032	2,046
Post-employment and medical benefits	59	51	60
Share-based payment transactions	536	1,179	1,209
Total compensation for key management personnel	2,716	3,262	3,315

Disclosure of number and weighted average exercise prices of share options and other equity instruments [text block]
	RSUs	Options	Total
Outstanding as of January 1, 2020	2,983,940	150,000	3,133,940
Granted during the year	401,818	-	401,818
Forfeited during the year	(346,200)	-	(346,200)
Exercised during the year	(1,122,818)	-	(1,122,818)
Expired during the year	-	-	-
Outstanding as of December 31, 2020	1,916,740	150,000	2,066,740
Granted during the year	1,990,825	40,000	2,030,825
Forfeited during the year	(154,700)	(90,000)	(244,700)
Exercised during the year	(1,086,340)	-	(1,086,340)
Expired during the year	-	-	-
Outstanding as of December 31, 2021	2,666,525	100,000	2,766,525

Disclosure of indirect measurement of fair value of goods or services received, other equity instrument granted during period [text block]
	2020 grants: RSU valuation input	2021 grants: RSU valuation input	2021 grants: Option valuation input
Equity unit price valuation ($)	8.07	10.49	10.48
Model Used	Monte Carlo	Monte Carlo	Black-Scholes
Expected Volatility (%) (1), (2)	40.00%	66.55%	68.10%
Risk free interest rate (%) (1)	0.58%	0.22%	0.46%
Dividend Yield (%)	0%	0%	0%
Duration of initial simulation period (years to longstop date)	3.81	3.23	3.02
Duration of second simulation period with postponed exercise (years)	3.00	3.00	3.00
Fair value at the measurement date ($)	7.84	10.35	4.96